UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00051

Selected American Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

                                                                  Selected Funds


                                                                  Semi-Annual


                                                                  Report



                                                                  June 30, 2005










SELECTING QUALITY COMPANIES FOR THE LONG TERM(TM)





                         Selected American Shares


                          Selected Special Shares


                   Selected Daily Government Fund          [SELECTED FUNDS LOGO]

                                TABLE OF CONTENTS

Shareholder Letter.............................................................2

Management's Discussion and Analysis:
     Selected American Shares..................................................3
     Selected Special Shares...................................................4

Fund Overview:
     Selected American Shares..................................................6
     Selected Special Shares...................................................7
     Selected Daily Government Fund............................................8

Expense Example................................................................9

Schedule of Investments:
     Selected American Shares.................................................11
     Selected Special Shares..................................................17
     Selected Daily Government Fund...........................................21

Statements of Assets and Liabilities..........................................23

Statements of Operations......................................................25

Statements of Changes in Net Assets...........................................26

Notes to Financial Statements.................................................28

Financial Highlights:
     Selected American Shares.................................................36
     Selected Special Shares..................................................38
     Selected Daily Government Fund...........................................40

Fund Information..............................................................42

Director Approval of Advisory Agreements......................................43

Directors and Officers........................................................46

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report, for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

LOWER COST CLASS D SHARES

As we previously advised you, effective May 3, 2004, the existing shares of each of the Selected Funds were renamed Class S shares. These shares are appropriate for all shareholders that have chosen to invest in the Selected Funds through an intermediary. A new class of shares, called Class D shares, was created and are appropriate for all shareholders who have chosen to invest directly with Selected Funds rather than through an intermediary. Class D shares are substantially identical to Class S shares with one important exception. The Class D shares' annual expense ratio is lower, as Class D shares do not incur a 12b-1 fee. As anticipated, the Funds' Class D shares performed slightly better than Class S Shares. Selected American's Class D shares returned 1.49% (non-annualized) over the six-month period ended June 30, 2005, compared to 1.36% for Class S shares over the same period. Selected Special's Class D shares returned 1.45% (non-annualized) over the six-month period ended June 30, 2005, compared to 1.21% for Class S shares over the same period.

Please carefully read the Selected Funds' prospectus, dated May 1, 2005, which further describes the Class D shares and note that a minimum account balance of $10,000 in the respective Selected Fund is required to convert from the existing Class S shares to Class D shares. A conversion from one class to another class in the same fund will not be a taxable event. If you would like your shares to be transferred into the lower cost Class D shares, you should call Selected Funds shareholder services at 1-800-243-1575 Monday through Friday, 9 am to 6 pm Eastern Time.

We thank you for your continued trust. We will do our best to earn it in the years ahead.


Sincerely,




/s/ James J. McMonagle              /s/ Christopher C. Davis


James J. McMonagle                  Christopher C. Davis
Chairman                            President

August 5, 2005

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT
During the six-month period ended June 30, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), declined by 0.81%. Inflation-adjusted gross domestic product, the most comprehensive measure of economic activity, increased 3.4% in the second quarter after increasing 3.8% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, were stable for the first two months of the year, rose sharply in March, and then slowly declined over the second quarter of 2005.

SELECTED AMERICAN SHARES

PERFORMANCE OVERVIEW

Selected American Shares' Class S shares returned 1.36% for the six-month period ended June 30, 2005(2), compared with a decline of 0.81% for the Standard & Poor's 500(R) Index(1). The Fund's Class D shares returned 1.49% over same six-month period.

Energy companies were the most important contributors(3) to the Fund's performance over the six-month period. Energy companies were also the strongest performing sector of the S&P 500(R) Index. The Fund benefited both by investing a larger percentage of its assets in energy companies than did the Index, and as a group, the individual energy companies that the Fund owned out-performed the average energy company included in the Index. All of the Fund's energy companies performed well, with EOG Resources(4), ConocoPhillips, Occidental Petroleum, and Devon Energy, all among the Fund's top contributors to performance for the six-month period.

Industrial companies were the most important detractors from the Fund's performance over the six-month period. Tyco International was among the top detractors from performance.

The Fund's largest industry group holdings were in diversified financial companies. Overall, the Fund's diversified financial companies detracted from performance over the six-month period. American Express and JPMorgan Chase were both among the top detractors from performance.

The Fund also held significant investments in insurance companies. Insurance companies turned in a mixed performance over the six-month period, with Progressive and Loews among the top contributors to performance, and American International Group and Berkshire Hathaway among the Fund's top detractors from performance.

Individual companies making important contributions to the Fund's performance over the period included HCA, a health care equipment and services company; Altria Group, a food, beverage, and tobacco company; and H&R Block, a consumer services company.

Individual companies detracting from performance over the period included Comcast, a media company; and Lexmark International, a technology hardware and equipment company.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 12% of its portfolio invested in foreign companies. As a group, the foreign companies owned by the Fund slightly out-performed the S&P 500(R) Index over the six-month period.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

SELECTED SPECIAL SHARES

PERFORMANCE OVERVIEW

Selected Special Shares' Class S shares returned 1.21% for the six-month period ended June 30, 2005(2), compared with a return of 0.02% for the Dow Jones Wilshire 5000 Index(1). The Fund's Class D shares returned 1.45% over the same six-month period.

Utility companies were the most important contributors(3) to the Fund's performance over the six-month period. Both Calpine(4) and Sempra Energy were among the Fund's top contributors to performance for the six-month period.

Industrial companies were the most important detractors from the Fund's performance over the six-month period. Tyco International, Hughes Supply, and Robbins & Myers were among the Fund's top detractors from performance.

The Fund did not invest as large a proportion of its assets in energy companies as did the Dow Jones Wilshire 5000 Index. As energy was the strongest sector of the Index over the last six-months, this decreased relative performance. Transocean was among the fund's top contributors to performance.

The Fund's largest industry group holdings were in consumer discretionary companies. Due to its large weighting and strong performance, Sears Holdings was the single company that contributed the most to the Fund's performance. The Fund's other consumer discretionary companies turned in a mixed performance over the six-month period, with AutoNation, and Advanced Auto Parts among the top contributors to performance, and Garmin, 99 Cents Only Stores, and Hunter Douglas among the Fund's top detractors from performance.

Individual companies making important contributions to the Fund's performance over the period included IDEXX Laboratories, a health care equipment and services company; and E*TRADE Financial, a capital markets company. Individual companies detracting from performance over the period included Covad Communications, a telecommunication services company; and Marsh & McLennan, an insurance brokerage company.

The Fund's portfolio managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 19% of its portfolio invested in foreign companies. As a group the Fund's investment in foreign companies out-performed the Dow Jones Wilshire 5000 Index. Groupe Bruxelles was among the Fund's top contributors to performance, while Hunter Douglas (already mentioned above) was among the Fund's top detractors from performance.

-------------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk,
(2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

Selected Special Shares' investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following tables list the average annual total returns for Class S and Class D shares for the periods ended June 30, 2005.

--------------------------------------------------------------------------------
FUND NAME                                 1 YEAR       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Selected American Shares S                 8.83%        2.33%          13.01%
--------------------------------------------------------------------------------
Selected Special Shares S                  9.41%        1.17%           9.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME                                1 YEAR                 INCEPTION*
--------------------------------------------------------------------------------
Selected American Shares D                9.17%                   9.16%
--------------------------------------------------------------------------------
Selected Special Shares D                 9.75%                   8.98%
--------------------------------------------------------------------------------

* As of May 3, 2004 all of the Funds' outstanding shares were reclassified as Class S shares and Class D shares were newly issued. See the prospectus for a description of Class S and Class D shares.

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

(3) A company or sector's contribution to the Fund's performance is a product both of its appreciation or depreciation and it's weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS
FUND OVERVIEW
SELECTED AMERICAN SHARES, INC.
At June 30, 2005 (Unaudited)

================================================================================

                                 [PIE OMITTED]

                     PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                     --------------------------------------

                     Common Stocks                   97.5%
                     Short Term Investments,
                     Convertible Bonds, Other
                     Assets & Liabilities             2.5%


                                  [PIE OMITTED]

                  SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
                  --------------------------------------------

                  Technology                              4.2%
                  Materials                               4.0%
                  Other                                   9.4%
                  Media                                   5.4%
                  Food, Beverage, & Tobacco               8.2%
                  Energy                                 10.8%
                  Diversified Financials                 17.3%
                  Capital Goods                           4.5%
                  Food & Staples Retailing                3.8%
                  Insurance                              17.1%
                  Health Care                             4.1%
                  Banks                                  11.2%

TOP 10 HOLDINGS
STOCK                                             SECTOR                                  % OF FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------
American Express Co.                              Consumer Finance                                   5.71%
Altria Group, Inc.                                Food, Beverage, & Tobacco                          4.97%
American International Group, Inc.                Multi-Line Insurance                               4.91%
Tyco International Ltd.                           Capital Goods                                      4.41%
JPMorgan Chase & Co.                              Diversified Financial Services                     3.93%
Berkshire Hathaway Inc., Class A                  Property & Casualty Insurance                      3.56%
Comcast Corp., Special Class A                    Media                                              3.30%
Golden West Financial Corp.                       Thrifts & Mortgage Finance                         3.28%
Costco Wholesale Corp.                            Food & Staples Retailing                           3.21%
HSBC Holdings PLC                                 Commercial Banks                                   3.20%

SELECTED FUNDS
FUND OVERVIEW
SELECTED SPECIAL SHARES, INC.
At June 30, 2005 (Unaudited)

================================================================================

                                  [PIE OMITTED]

                     PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                     ---------------------------------------

                     Common Stock                     92.5%
                     Short Term Investments,
                     Convertible Bonds, Other
                     Assets & Liabilities              7.5%


                                  [PIE OMITTED]

                  SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
                  --------------------------------------------

                  Materials                               3.9%
                  Utilities                               5.6%
                  Other                                   7.0%
                  Consumer Durables & Apparel             5.9%
                  Media                                   6.1%
                  Telecommunications                      3.2%
                  Retailing                              18.9%
                  Automobiles & Components                3.1%
                  Banks                                   4.8%
                  Diversified Financials                  7.9%
                  Insurance                               5.7%
                  Health Care                             8.8%
                  Capital Goods                           7.3%
                  Consumer Services                       2.5%
                  Technology                              9.3%

TOP 10 HOLDINGS
STOCK                                     SECTOR                                          % OF FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A.             Diversified Financial Services                             4.41%
AutoNation, Inc.                          Automotive Retail                                          4.13%
Lagardere S.C.A.                          Media                                                      4.04%
Sears Holdings Corp.                      Apparel Retail                                             3.12%
Molex Inc., Class A                       Technology Hardware & Equipment                            3.06%
AutoZone, Inc.                            Automotive Retail                                          3.04%
Calpine Corp.                             Utilities                                                  2.92%
Tiffany & Co.                             Specialty Stores                                           2.91%
Cardinal Health, Inc.                     Health Care Equipment & Services                           2.69%
Robbins & Myers, Inc.                     Capital Goods                                              2.60%

SELECTED FUNDS
FUND OVERVIEW
SELECTED CAPITAL PRESERVATION TRUST -
SELECTED DAILY GOVERNMENT FUND
At June 30, 2005 (Unaudited)

================================================================================


                                 [PIE OMITTED]

                   PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                   ---------------------------------------

                FANNIE MAE                              16.0%
                Repurchase Agreements, Other Assets
                & Liabilities                           45.6%
                Federal Farm Credit Bank                 0.8%
                Federal Home Loan Bank                  29.1%
                FREDDIE MAC                              8.5%

                                 [PIE OMITTED]

             MATURITY DIVERSIFICATION* (% OF PORTFOLIO'S HOLDINGS)
             -----------------------------------------------------

                     181-365 Days                     4.4%
                     0-30 Days                       70.2%
                     31-90 Days                      16.6%
                     91-180 Days                      8.8%

* The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS
EXPENSE EXAMPLE (Unaudited)

================================================================================

                                                 BEGINNING             ENDING               EXPENSES PAID
                                               ACCOUNT VALUE        ACCOUNT VALUE          DURING PERIOD*
                                                (01/01/05)           (06/30/05)          (01/01/05-06/30/05)
                                                ----------           ----------          -------------------
SELECTED AMERICAN SHARES
  CLASS S
      Actual..................................   $1,000.00            $1,013.55                 $4.49
      Hypothetical............................   $1,000.00            $1,020.33                 $4.51
  CLASS D
      Actual..................................   $1,000.00            $1,014.93                 $3.05
      Hypothetical............................   $1,000.00            $1,021.77                 $3.06
SELECTED SPECIAL SHARES
  CLASS S
      Actual..................................   $1,000.00            $1,012.06                 $5.79
      Hypothetical............................   $1,000.00            $1,019.04                 $5.81
  CLASS D
      Actual..................................   $1,000.00            $1,014.49                 $4.35
      Hypothetical............................   $1,000.00            $1,020.48                 $4.36
SELECTED DAILY GOVERNMENT FUND
  CLASS S
      Actual..................................   $1,000.00            $1,009.85                 $3.49
      Hypothetical............................   $1,000.00            $1,021.32                 $3.51
  CLASS D
      Actual..................................   $1,000.00            $1,010.92                 $2.74
      Hypothetical............................   $1,000.00            $1,022.07                 $2.76

             HYPOTHETICAL ASSUMES 5% ANNUAL RETURN BEFORE EXPENSES.

* Expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 10 for a description of the "Expense Example". The annualized expense ratios for the six-month period ended June 30, 2005 are as follows:

                                                                    ANNUALIZED
                                                                      EXPENSE
                                                                       RATIO
Selected American Shares
     Class S......................................................     0.90%
     Class D......................................................     0.61%
Selected Special Shares
     Class S......................................................     1.16%
     Class D......................................................     0.87%
Selected Daily Government Fund
     Class S......................................................     0.70%
     Class D......................................................     0.55%

SELECTED FUNDS
EXPENSE EXAMPLE (Unaudited) - (Continued)

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUNDS' EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you only incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/05 to 06/30/05. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.


ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
June 30, 2005 (Unaudited)

                                                                                                             VALUE
SHARES                                           SECURITY                                                   (NOTE 1)
========================================================================================================================
COMMON STOCK - (97.51%)

   AUTOMOBILES & COMPONENTS - (0.73%)
     1,205,000      Harley-Davidson, Inc. .............................................................. $   59,768,000
                                                                                                         --------------
   AUTOMOTIVE RETAIL - (0.78%)
       690,300      AutoZone, Inc.*.....................................................................     63,825,138
                                                                                                         --------------
   CAPITAL GOODS - (4.41%)
    12,397,764      Tyco International Ltd. ............................................................    362,014,709
                                                                                                         --------------
   CAPITAL MARKETS - (2.03%)
     1,575,495      Julius Baer Holding, Ltd. AG........................................................     96,386,116
     1,039,864      Morgan Stanley......................................................................     54,561,664
       330,000      State Street Corp. .................................................................     15,922,500
                                                                                                         --------------
                                                                                                            166,870,280
                                                                                                         --------------
   COMMERCIAL BANKS - (7.67%)
     1,849,000      Fifth Third Bancorp.................................................................     76,123,330
    16,477,122      HSBC Holdings PLC...................................................................    262,746,401
     7,386,934      Lloyds TSB Group PLC................................................................     62,602,369
     3,696,560      Wells Fargo & Co. ..................................................................    227,634,165
                                                                                                         --------------
                                                                                                            629,106,265
                                                                                                         --------------
   COMMERCIAL SERVICES & SUPPLIES - (1.30%)
     1,241,000      D&B Corp.*..........................................................................     76,507,650
    10,411,500      Rentokil Initial PLC................................................................     29,800,228
                                                                                                         --------------
                                                                                                            106,307,878
                                                                                                         --------------
   CONSUMER DURABLES & APPAREL - (0.16%)
       267,600      Hunter Douglas NV...................................................................     13,384,145
                                                                                                         --------------
   CONSUMER FINANCE - (6.73%)
     8,807,800      American Express Co. ...............................................................    468,839,194
     1,522,400      Providian Financial Corp.* .........................................................     26,839,912
       835,860      Takefuji Corp. .....................................................................     56,522,856
                                                                                                         --------------
                                                                                                            552,201,962
                                                                                                         --------------
   CONSUMER SERVICES - (1.85%)
     2,605,500      H&R Block, Inc. ....................................................................    152,030,925
                                                                                                         --------------
   DIVERSIFIED FINANCIAL SERVICES - (8.16%)
     4,704,189      Citigroup Inc. .....................................................................    217,474,658
     9,132,740      JPMorgan Chase & Co. ...............................................................    322,568,377
     2,265,600      Moody's Corp. ......................................................................    101,861,376
       658,000      Principal Financial Group, Inc. ....................................................     27,570,200
                                                                                                         --------------
                                                                                                            669,474,611
                                                                                                         --------------
   ENERGY - (10.56%)
     4,140,160      ConocoPhillips......................................................................    238,017,798
     3,720,842      Devon Energy Corp. .................................................................    188,572,273
     3,176,200      EOG Resources, Inc. ................................................................    180,408,160

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                              VALUE
SHARES                                           SECURITY                                                    (NOTE 1)
========================================================================================================================
COMMON STOCK - (CONTINUED)

   ENERGY - (CONTINUED)
     2,540,800      Occidental Petroleum Corp. ......................................................... $  195,463,744
     1,188,000      Transocean Inc.*....................................................................     64,116,360
                                                                                                         --------------
                                                                                                            866,578,335
                                                                                                         --------------
   FOOD & STAPLES RETAILING - (3.70%)
     5,879,500      Costco Wholesale Corp. .............................................................    262,990,035
       845,000      Wal-Mart Stores, Inc. ..............................................................     40,729,000
                                                                                                         --------------
                                                                                                            303,719,035
                                                                                                         --------------
   FOOD, BEVERAGE, & TOBACCO - (8.05%)
     6,307,500      Altria Group, Inc. .................................................................    407,842,950
     7,406,081      Diageo PLC..........................................................................    109,207,812
     2,232,650      Heineken Holding NV.................................................................     62,412,524
     1,304,800      Hershey Co. ........................................................................     81,028,080
                                                                                                         --------------
                                                                                                            660,491,366
                                                                                                         --------------
   HEALTH CARE EQUIPMENT & SERVICES - (2.82%)
     1,610,000      Cardinal Health, Inc. ..............................................................     92,703,800
       165,000      Caremark Rx, Inc.*..................................................................      7,345,800
     2,311,500      HCA Inc. ...........................................................................    130,992,705
                                                                                                         --------------
                                                                                                            231,042,305
                                                                                                         --------------
   HOUSEHOLD & PERSONAL PRODUCTS - (0.25%)
       545,000      Avon Products, Inc. ................................................................     20,628,250
                                                                                                         --------------
   INSURANCE BROKERS - (1.42%)
     2,112,700      Aon Corp. ..........................................................................     52,902,008
     2,304,000      Marsh & McLennan Cos, Inc. .........................................................     63,820,800
                                                                                                         --------------
                                                                                                            116,722,808
                                                                                                         --------------
   INTERNET RETAIL - (0.42%)
     1,445,000      IAC/InterActiveCorp*................................................................     34,694,450
                                                                                                         --------------
   LIFE & HEALTH INSURANCE - (0.16%)
       400,000      Sun Life Financial Inc. ............................................................     13,480,000
                                                                                                         --------------
   MATERIALS - (3.91%)
       930,600      Martin Marietta Materials, Inc. ....................................................     64,323,072
     3,941,700      Sealed Air Corp.*...................................................................    196,257,243
       924,100      Vulcan Materials Co. ...............................................................     60,057,259
                                                                                                         --------------
                                                                                                            320,637,574
                                                                                                         --------------
   MEDIA - (5.22%)
     9,048,000      Comcast Corp., Special Class A*.....................................................    270,444,720
       483,300      Gannett Co., Inc. ..................................................................     34,377,129
     1,282,459      Lagardere S.C.A. (c)................................................................     95,058,007
        71,500      NTL Inc.*...........................................................................      4,884,880

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
========================================================================================================================
COMMON STOCK - (CONTINUED)

   MEDIA - (CONTINUED)
     2,235,400      WPP Group PLC......................................................................  $   23,009,686
                                                                                                         --------------
                                                                                                            427,774,422
   MULTI-LINE INSURANCE - (6.76%)
     6,929,325      American International Group, Inc. .................................................    402,593,783
     1,958,000      Loews Corp. ........................................................................    151,745,000
                                                                                                         --------------
                                                                                                            554,338,783
                                                                                                         --------------
   PHARMACEUTICALS & BIOTECHNOLOGY - (1.19%)
     1,180,000      Eli Lilly and Co. ..................................................................     65,737,800
       670,000      Novartis AG, Registered.............................................................     31,918,455
                                                                                                         --------------
                                                                                                             97,656,255
                                                                                                         --------------
   PROPERTY & CASUALTY INSURANCE - (7.23%)
         3,497      Berkshire Hathaway Inc., Class A*...................................................    291,999,500
         6,366      Berkshire Hathaway Inc., Class B*...................................................     17,719,761
       288,400      Chubb Corp. ........................................................................     24,689,924
        20,000      Markel Corp.*.......................................................................      6,780,000
     2,553,200      Progressive Corp. (Ohio)............................................................    252,281,692
                                                                                                         --------------
                                                                                                            593,470,877
                                                                                                         --------------
   REAL ESTATE - (1.52%)
     2,938,388      Centerpoint Properties Trust (b)....................................................    124,293,812
                                                                                                         --------------
   REINSURANCE - (1.16%)
     1,699,900      Transatlantic Holdings, Inc. .......................................................     94,888,418
                                                                                                         --------------
   SOFTWARE & SERVICES - (2.18%)
     3,575,500      Iron Mountain Inc.*.................................................................    110,912,010
     2,735,000      Microsoft Corp. ....................................................................     67,882,700
                                                                                                         --------------
                                                                                                            178,794,710
                                                                                                         --------------
   TECHNOLOGY HARDWARE & EQUIPMENT - (1.93%)
     1,850,000      Hewlett-Packard Co. ................................................................     43,493,500
     1,428,600      Lexmark International, Inc., Class A*...............................................     92,616,138
     1,325,000      Nokia Oyj, ADR......................................................................     22,048,000
                                                                                                         --------------
                                                                                                            158,157,638
                                                                                                         --------------
   TELECOMMUNICATION SERVICES - (0.63%)
     1,537,000      SK Telecom Co., Ltd., ADR...........................................................     31,354,800
       901,000      Telewest Global, Inc.*..............................................................     20,497,750
                                                                                                         --------------
                                                                                                             51,852,550
                                                                                                         --------------
   THRIFTS & MORTGAGE FINANCE - (3.28%)
     4,181,100      Golden West Financial Corp. ........................................................    269,179,218
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                            VALUE
SHARES/PRINCIPAL                                 SECURITY                                                  (NOTE 1)
========================================================================================================================
COMMON STOCK - (CONTINUED)

   TRANSPORTATION - (1.30%)
    14,010,000      China Merchants Holdings International Co., Ltd. ................................  $     27,223,137
    12,050,000      Cosco Pacific Ltd. ..............................................................        23,414,618
        20,500      Kuehne & Nagel International AG, Registered......................................         4,351,151
       740,500      United Parcel Service, Inc., Class B.............................................        51,212,980
                                                                                                       ----------------
                                                                                                            106,201,886
                                                                                                       ----------------

                        Total Common Stock - (identified cost $5,514,552,751)........................     7,999,586,605
                                                                                                       ----------------

CONVERTIBLE BONDS - (0.21%)

   TELECOMMUNICATION SERVICES - (0.21%)
$   19,200,000      Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (d)
                         (identified cost $19,200,000)...............................................        17,109,120
                                                                                                       ----------------
REPURCHASE AGREEMENTS - (2.53%)
    68,207,000      Goldman, Sachs & Co.,  Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $68,213,499
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $69,571,140)....................................        68,207,000
    73,045,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                         07/01/05, dated 06/30/05, repurchase value of $73,051,980
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $74,505,900)....................................        73,045,000
    65,741,000      UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $65,747,264
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $67,055,820)....................................        65,741,000
                                                                                                       ----------------

                             Total Repurchase Agreements - (identified cost $206,993,000)............       206,993,000
                                                                                                       ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (1.10%)

   MONEY MARKET INSTRUMENTS - (0.25%)
    20,391,963      UBS Private Money Market LLC, 3.099816% (identified cost $20,391,963)............        20,391,963
                                                                                                       ----------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
========================================================================================================================
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (CONTINUED)

   REPURCHASE AGREEMENTS - (0.85%)
$   23,066,000      Goldman, Sachs & Co.,  Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $23,068,198
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $23,527,320)....................................  $     23,066,000
    24,702,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                         07/01/05, dated 06/30/05, repurchase value of $24,704,360
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $25,196,040)....................................        24,702,000
    22,232,000      UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $22,234,118
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $22,676,640)....................................        22,232,000
                                                                                                       ----------------

                             Total Repurchase Agreements - (identified cost $70,000,000).............        70,000,000
                                                                                                       ----------------

                        Total Investment of Cash Collateral for
                             Securities Loaned - (identified cost $90,391,963).......................        90,391,963
                                                                                                       ----------------

                        Total Investments - (101.35%) - (identified cost $5,831,137,714) - (a).......     8,314,080,688
                        Liabilities Less Other Assets - (1.35%)......................................      (110,350,705)
                                                                                                       ----------------
                             Net Assets - (100.00%)..................................................  $  8,203,729,983
                                                                                                       ================

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $5,836,804,974. At June
30, 2005, unrealized appreciation (depreciation) of securities for Federal
Income Tax purposes is as follows:

                        Unrealized appreciation......................................................  $  2,621,669,633
                        Unrealized depreciation......................................................      (144,393,919)
                                                                                                       ----------------
                             Net unrealized appreciation ............................................  $  2,477,275,714
                                                                                                       ================

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
June 30, 2005 (Unaudited)

================================================================================

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2005, amounts to $124,293,812. Transactions during the period in which the issuers were affiliates are as follows:

                            Shares                 Gross           Gross             Shares                 Dividend
Security                    December 31, 2004      Additions       Reductions        June 30, 2005          Income
--------                    -----------------      ---------       ----------        -------------          ------
Centerpoint Properties
     Trust                      2,938,388             -                 -             2,938,388            $2,512,322

(c) Loaned security - See Note 7 of the Notes to Financial Statements.

(d) Illiquid security - See Note 8 of the Notes to Financial Statements.










SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
June 30, 2005 (Unaudited)

                                                                                                              VALUE
SHARES                                           SECURITY                                                    (NOTE 1)
========================================================================================================================
COMMON STOCK - (92.54%)

   APPAREL RETAIL - (3.12%)
        23,500      Sears Holdings Corp.*...............................................................  $   3,515,600
                                                                                                          -------------
   AUTOMOBILES & COMPONENTS - (2.88%)
        45,100      Autoliv, Inc. ......................................................................      1,975,380
        35,000      Lear Corp. .........................................................................      1,273,300
                                                                                                          -------------
                                                                                                              3,248,680
                                                                                                          -------------
   AUTOMOTIVE RETAIL - (8.48%)
        22,700      Advance Auto Parts, Inc.*...........................................................      1,465,285
       227,000      AutoNation, Inc.*...................................................................      4,658,040
        37,100      AutoZone, Inc.*.....................................................................      3,430,266
                                                                                                          -------------
                                                                                                              9,553,591
                                                                                                          -------------
   CAPITAL GOODS - (6.84%)
        84,000      Hughes Supply, Inc. ................................................................      2,360,400
       136,100      Robbins & Myers, Inc. ..............................................................      2,927,511
           600      Tae Young Corp. ....................................................................         20,039
        82,400      Tyco International Ltd. ............................................................      2,406,080
                                                                                                          -------------
                                                                                                              7,714,030
                                                                                                          -------------
   CAPITAL MARKETS - (2.43%)
       180,100      E*TRADE Financial Corp.*............................................................      2,519,599
         3,600      Julius Baer Holding, Ltd. AG........................................................        220,242
                                                                                                          -------------
                                                                                                              2,739,841
                                                                                                          -------------
   COMMERCIAL BANKS - (2.02%)
        75,200      Commerce Bancorp, Inc. .............................................................      2,279,312
                                                                                                          -------------
   COMMERCIAL SERVICES & SUPPLIES - (1.54%)
         8,800      D&B Corp.*..........................................................................        542,520
       415,200      Rentokil Initial PLC................................................................      1,188,403
                                                                                                          -------------
                                                                                                              1,730,923
                                                                                                          -------------
   CONSUMER DURABLES & APPAREL - (5.45%)
        54,700      Garmin Ltd. ........................................................................      2,338,425
        52,430      Hunter Douglas NV...................................................................      2,622,312
        14,300      Mohawk Industries, Inc.*............................................................      1,179,750
                                                                                                          -------------
                                                                                                              6,140,487
                                                                                                          -------------
   CONSUMER SERVICES - (2.35%)
       197,300      ServiceMaster Co. ..................................................................      2,643,820
                                                                                                          -------------
   DIVERSIFIED FINANCIAL SERVICES - (4.98%)
        57,412      Groupe Bruxelles Lambert S.A. ......................................................      4,974,562
         6,970      Nong Shim Holdings Co., Ltd. .......................................................        632,656
                                                                                                          -------------
                                                                                                              5,607,218
                                                                                                          -------------
   ENERGY - (1.73%)
        36,100      Transocean Inc.*....................................................................      1,948,317
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
June 30, 2005 (Unaudited)

                                                                                                              VALUE
SHARES                                           SECURITY                                                    (NOTE 1)
========================================================================================================================
COMMON STOCK - (CONTINUED)

   FOOD & STAPLES RETAILING - (0.63%)
        15,800      Costco Wholesale Corp. .............................................................  $     706,734
                                                                                                          -------------
   FOOD, BEVERAGE, & TOBACCO - (2.02%)
        23,625      Heineken Holding NV.................................................................        660,424
           900      Lotte Chilsung Beverage Co., Ltd. ..................................................        779,507
         1,200      Lotte Confectionery Co., Ltd. ......................................................        835,186
                                                                                                          -------------
                                                                                                              2,275,117
                                                                                                          -------------
   GENERAL MERCHANDISE STORES - (1.27%)
       112,600      99 Cents Only Stores*...............................................................      1,431,146
                                                                                                          -------------
   HEALTH CARE EQUIPMENT & SERVICES - (8.17%)
        16,800      AmerisourceBergen Corp. ............................................................      1,161,720
        52,700      Cardinal Health, Inc. ..............................................................      3,034,466
        20,380      Fisher Scientific International Inc.*...............................................      1,322,662
        35,600      IDEXX Laboratories, Inc.*...........................................................      2,220,016
        35,900      Lincare Holdings Inc.*..............................................................      1,464,720
                                                                                                          -------------
                                                                                                              9,203,584
                                                                                                          -------------
   HOUSEHOLD & PERSONAL PRODUCTS - (0.66%)
         2,800      Amorepacific Corp. .................................................................        741,614
                                                                                                          -------------
   INSURANCE BROKERS - (2.08%)
         6,100      Brown & Brown, Inc. ................................................................        274,134
        74,800      Marsh & McLennan Cos, Inc. .........................................................      2,071,960
                                                                                                          -------------
                                                                                                              2,346,094
                                                                                                          -------------
   LIFE & HEALTH INSURANCE - (0.59%)
        15,500      AFLAC Inc. .........................................................................        670,840
                                                                                                          -------------
   MATERIALS - (3.64%)
        60,400      Huntsman Corp.*.....................................................................      1,224,308
        18,600      Sealed Air Corp.*...................................................................        926,094
        34,800      Sigma-Aldrich Corp. ................................................................      1,948,452
                                                                                                          -------------
                                                                                                              4,098,854
                                                                                                          -------------
   MEDIA - (5.65%)
        61,400      Lagardere S.C.A. ...................................................................      4,551,071
        35,600      WPP Group PLC, ADR..................................................................      1,819,872
                                                                                                          -------------
                                                                                                              6,370,943
                                                                                                          -------------
   PROPERTY & CASUALTY INSURANCE - (0.73%)
        12,359      Cincinnati Financial Corp. .........................................................        488,922
         1,000      Markel Corp.*.......................................................................        339,000
                                                                                                          -------------
                                                                                                                827,922
                                                                                                          -------------


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
June 30, 2005 (Unaudited)

                                                                                                              VALUE
SHARES/PRINCIPAL                                 SECURITY                                                    (NOTE 1)
========================================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (1.90%)
         7,800      Everest Re Group, Ltd. .............................................................  $     725,400
        25,275      Transatlantic Holdings, Inc. .......................................................      1,410,850
                                                                                                          -------------
                                                                                                              2,136,250
                                                                                                          -------------
   SOFTWARE & SERVICES - (3.69%)
       41,800       Iron Mountain Inc.*.................................................................      1,296,636
       105,900      Reynolds & Reynolds Co., Class A....................................................      2,862,477
                                                                                                          -------------
                                                                                                              4,159,113
                                                                                                          -------------
   SPECIALTY STORES - (4.80%)
        93,400      Office Depot, Inc.*.................................................................      2,133,256
       100,000      Tiffany & Co. ......................................................................      3,276,000
                                                                                                          -------------
                                                                                                              5,409,256
                                                                                                          -------------
   TECHNOLOGY HARDWARE & EQUIPMENT - (5.01%)
        75,300      Agilent Technologies, Inc.*.........................................................      1,733,406
         7,200      Lexmark International, Inc., Class A*...............................................        466,776
       147,100      Molex Inc., Class A.................................................................      3,443,611
                                                                                                          -------------
                                                                                                              5,643,793
                                                                                                          -------------
   TELECOMMUNICATION SERVICES - (2.14%)
       585,500      Covad Communications Group, Inc.*...................................................        813,845
        23,500      SK Telecom Co., Ltd., ADR...........................................................        479,400
        49,300      Telewest Global, Inc.*..............................................................      1,121,575
                                                                                                          -------------
                                                                                                              2,414,820
                                                                                                          -------------
   THRIFTS & MORTGAGE FINANCE - (2.49%)
        43,600      Golden West Financial Corp. ........................................................      2,806,968
                                                                                                          -------------
   UTILITIES - (5.25%)
       968,000      Calpine Corp.*......................................................................      3,291,200
        63,700      Sempra Energy.......................................................................      2,631,447
                                                                                                          -------------
                                                                                                              5,922,647
                                                                                                          -------------
                              Total Common Stock - (identified cost $81,801,956)........................    104,287,514
                                                                                                          -------------

CONVERTIBLE BONDS - (0.87%)

   TELECOMMUNICATION SERVICES - (0.87%)
$    1,100,000      Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (c)
                         (identified cost $1,100,000)...................................................        980,210
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                              VALUE
PRINCIPAL                                        SECURITY                                                    (NOTE 1)
========================================================================================================================
SHORT TERM INVESTMENTS - (6.56%)

   FANNIE MAE - (0.43%)
   $   490,000      2.96%, 07/06/05 - (identified cost $489,799) - (b).................................. $      489,799
                                                                                                         --------------

   REPURCHASE AGREEMENTS - (6.13%)
     2,275,000      Goldman, Sachs & Co.,  Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $2,275,217
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $2,320,500)........................................      2,275,000
     2,437,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                         07/01/05, dated 06/30/05, repurchase value of $2,437,233
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $2,485,740)........................................      2,437,000
     2,193,000      UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $2,193,209
                         (collateralized by: U.S. Government agency obligations in a pooled cash
                         account, total market value $2,236,860)........................................      2,193,000
                                                                                                         --------------

                               Total Repurchase Agreements - (identified cost $6,905,000)...............      6,905,000
                                                                                                         --------------

                                    Total Short Term Investments - (identified cost $7,394,799).........      7,394,799
                                                                                                         --------------

                        Total Investments - (99.97%) - (identified cost $90,296,755) - (a).............     112,662,523
                        Other Assets Less Liabilities - (0.03%).........................................         33,035
                                                                                                         --------------
                               Net Assets - (100.00%)................................................... $  112,695,558
                                                                                                         ==============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $90,731,357. At June 30,
2005, unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                        Unrealized appreciation......................................................... $   24,787,305
                        Unrealized depreciation.........................................................     (2,856,139)
                                                                                                         --------------
                               Net unrealized appreciation ............................................. $   21,931,166
                                                                                                         ==============

(b) A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows (see Note 9 of the Notes to Financial Statements):

     Contracts                                                                                               Premium
     Subject to Put     Puts                      Expiration Date     Exercise Price         Value           Received
     ------------------------------------------------------------------------------------------------------------------
     (48)               Sears Holdings Corp.      01/20/07            $100.00              $(34,560)         $(97,233)

(c) Illiquid security - See Note 8 of the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND
June 30, 2005 (Unaudited)

                                                                                                              VALUE
PRINCIPAL                                                                                                    (NOTE 1)
========================================================================================================================
FANNIE MAE - (15.99%)
$  3,000,000        3.005%, 07/06/05 (b)................................................................ $    2,999,978
   1,500,000        1.60%, 07/08/05.....................................................................      1,499,652
   3,000,000        3.21%, 07/26/05 (b).................................................................      2,999,958
     875,000        6.55%, 09/12/05.....................................................................        880,813
   1,050,000        1.875%, 09/15/05....................................................................      1,047,333
      30,000        2.27%, 11/17/05.....................................................................         29,866
   1,000,000        2.17%, 11/25/05.....................................................................        995,221
     500,000        1.75%, 11/29/05.....................................................................        496,312
     750,000        3.25%, 12/09/05 (b).................................................................        749,715
   1,769,000        6.00%, 12/15/05.....................................................................      1,790,062
     750,000        3.31%, 12/19/05 (b).................................................................        749,686
     400,000        2.25%, 02/28/06.....................................................................        396,293
   1,000,000        2.35%, 04/29/06.....................................................................        990,091
   2,000,000        3.22%, 05/09/06 (b).................................................................      1,999,661
                                                                                                         --------------

                      Total FANNIE MAE - (identified cost $17,624,641)..................................     17,624,641
                                                                                                         --------------

FEDERAL FARM CREDIT BANK - (0.73%)
     800,000        5.125%, 10/05/05 - (identified cost $803,866).......................................        803,866
                                                                                                         --------------
FEDERAL HOME LOAN BANK - (29.11%)
   5,000,000        3.224%, 07/26/05 (b)................................................................      4,999,931
   3,150,000        3.045%, 08/02/05 (b)................................................................      3,149,951
   3,115,000        3.25%, 08/15/05.....................................................................      3,115,143
     500,000        7.029%, 08/17/05 (b)................................................................        502,260
   3,555,000        1.50%, 08/19/05.....................................................................      3,548,517
     500,000        4.10%, 08/23/05.....................................................................        500,633
   5,000,000        3.17375%, 08/26/05 (b)..............................................................      4,999,300
     100,000        6.05%, 09/08/05.....................................................................        100,631
   3,000,000        3.13625%, 09/16/05 (b)..............................................................      2,999,759
      70,000        5.33%, 09/22/05.....................................................................         70,282
     350,000        2.00%, 10/20/05.....................................................................        348,599
   2,000,000        2.125%, 11/15/05....................................................................      1,990,857
   1,170,000        4.375%, 11/15/05....................................................................      1,174,187
     800,000        2.00%, 11/21/05.....................................................................        795,716
     100,000        6.50%, 11/29/05.....................................................................        101,309
   1,000,000        1.75%, 01/12/06.....................................................................        990,847
     250,000        3.00%, 01/18/06.....................................................................        249,252
   2,000,000        3.25%, 04/25/06 (c).................................................................      2,000,000
     250,000        3.125%, 04/28/06....................................................................        249,003
     200,000        2.03%, 06/30/06.....................................................................        196,487
                                                                                                         --------------

                      Total Federal Home Loan Bank - (identified cost $32,082,664)......................     32,082,664
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                              VALUE
PRINCIPAL                                                                                                    (NOTE 1)
========================================================================================================================
FREDDIE MAC - (8.53%)
$  4,000,000        7.00%, 07/15/05..................................................................... $    4,005,947
     530,000        1.50%, 07/29/05.....................................................................        529,388
   2,000,000        2.875%, 09/15/05....................................................................      1,998,349
   1,145,000        2.125%, 11/15/05....................................................................      1,140,036
     525,000        2.01%, 01/27/06.....................................................................        520,267
      50,000        5.90%, 02/14/06.....................................................................         50,617
     150,000        2.15%, 02/17/06.....................................................................        148,613
     196,000        2.00%, 02/28/06.....................................................................        193,984
     800,000        6.28%, 03/06/06.....................................................................        815,251
                                                                                                         --------------

                      Total FREDDIE MAC - (identified cost $9,402,452)..................................      9,402,452
                                                                                                         --------------

REPURCHASE AGREEMENTS - (45.43%)

   16,495,000       Goldman, Sachs & Co., Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $16,496,572
                         (collateralized by: U.S. Government agency obligations in a pooled
                         cash account, total market value $16,824,900)..................................     16,495,000
   17,665,000       Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                         07/01/05, dated 06/30/05, repurchase value of $17,666,688
                         (collateralized by: U.S. Government agency obligations in a pooled
                         cash account, total market value $18,018,300)..................................     17,665,000
   15,898,000       UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                         07/01/05, dated 06/30/05, repurchase value of $15,899,515
                         (collateralized by: U.S. Government agency obligations in a pooled
                         cash account, total market value $16,215,960)..................................     15,898,000
                                                                                                         --------------

                      Total Repurchase Agreements - (identified cost $50,058,000).......................     50,058,000
                                                                                                         --------------


                         Total Investments - (99.79%) - (identified cost $109,971,623) - (a)............    109,971,623
                         Other Assets Less Liabilities - (0.21%)........................................        228,317
                                                                                                         --------------
                             Net Assets - (100.00%)..................................................... $  110,199,940
                                                                                                         ==============

(a) Aggregate cost for Federal Income Tax purposes is $109,971,623.

(b) The interest rates on floating rate securities, shown as of June 30, 2005, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2005 (Unaudited)

========================================================================================================================

                                                                                                            SELECTED
                                                                   SELECTED             SELECTED              DAILY
                                                                   AMERICAN              SPECIAL           GOVERNMENT
                                                                    SHARES               SHARES               FUND
                                                                   --------             --------           ----------
ASSETS:
   Investments in securities, at value * (see accompanying Schedules of
     Investments):
     Unaffiliated companies.................................   $ 8,099,394,913       $  112,662,523      $  109,971,623
     Affiliated companies...................................       124,293,812               -                   -
     Collateral of securities loaned (Note 7)...............        90,391,963               -                   -
   Cash.....................................................         2,528,771                2,814               3,627
   Receivables:
     Dividends and interest.................................        13,104,410              114,451             419,949
     Capital stock sold.....................................        14,253,876               62,341               3,823
     Investments securities sold............................         5,979,881               -                   -
     Prepaid expenses.......................................           189,373                3,834               1,500
                                                               ---------------       --------------      --------------
         Total assets.......................................     8,350,136,999          112,845,963         110,400,522
                                                               ---------------       --------------      --------------
LIABILITIES:
   Return of collateral loaned (Note 7).....................        90,391,963               -                   -
   Payables:
     Capital stock reacquired...............................         3,767,071               -                    4,100
     Investment securities purchased........................        45,979,647               -                   -
   Accrued expenses.........................................         2,528,748               49,941              40,113
   Accrued management fees..................................         3,739,587               65,904              28,137
   Options written, at value (premiums received $97,233) (see
     accompanying Schedule of Investments)..................            -                    34,560              -
   Distributions payable....................................            -                    -                  128,232
                                                               ---------------       --------------      --------------
         Total liabilities..................................       146,407,016              150,405             200,582
                                                               ---------------       --------------      --------------

NET ASSETS .................................................   $ 8,203,729,983       $  112,695,558      $  110,199,940
                                                               ===============       ==============      ==============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock.....................   $   274,358,388       $    2,238,203      $   11,019,994
   Additional paid-in capital...............................     5,988,666,461           81,326,150          99,179,946
   Undistributed net investment income......................        34,907,151               24,472              -
   Accumulated net realized gains (losses) from investments
     and foreign currency transactions......................      (577,136,365)           6,679,136              -
   Net unrealized appreciation on
     investments and foreign currency transactions..........     2,482,934,348           22,427,597              -
                                                               ---------------       --------------      --------------

                                                               $ 8,203,729,983       $  112,695,558      $  110,199,940
                                                               ===============       ==============      ==============

* Including cost for Unaffiliated companies, Affiliated companies, and Collateral of securities loaned of $5,712,117,572, $28,628,179, and $90,391,963 respectively for Selected American Shares; and securities valued at $85,536,411 were on loan from Selected American Shares, and Collateral received for securities on loan is valued at $90,391,963. Including cost of $90,296,755 for Selected Special Shares. Including repurchase agreements and cost of $50,058,000 and $109,971,623, respectively for Selected Daily Government Fund.

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
At June 30, 2005 (Unaudited)

========================================================================================================================

                                                                                                            SELECTED
                                                                    SELECTED            SELECTED              DAILY
                                                                    AMERICAN             SPECIAL           GOVERNMENT
                                                                     SHARES              SHARES               FUND
                                                                    --------            --------           ----------
CLASS S SHARES:
     Net Assets.............................................    $7,231,481,922       $  91,212,629      $  105,335,802
     Shares Outstanding.....................................       193,499,355           7,247,378         105,335,802
     Net asset value, offering and redemption price per share
        (Net Assets / Shares Outstanding)...................        $    37.37          $    12.59          $     1.00
                                                                    ==========          ==========          ==========
CLASS D SHARES:
     Net Assets.............................................    $  972,248,061       $  21,482,929      $    4,864,138
     Shares Outstanding.....................................        25,987,355           1,705,433           4,864,138
     Net asset value, offering and redemption price per share
        (Net Assets / Shares Outstanding)...................        $    37.41          $    12.60          $     1.00
                                                                    ==========          ==========          ==========




SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2005

========================================================================================================================

                                                                                                            SELECTED
                                                                    SELECTED            SELECTED              DAILY
                                                                    AMERICAN             SPECIAL           GOVERNMENT
                                                                     SHARES              SHARES               FUND
                                                                    --------            --------           ----------
INVESTMENT INCOME:
Income:
   Dividends
     Unaffiliated companies*................................     $   64,355,295      $      571,410      $        -
     Affiliated companies...................................          2,512,322              -                    -
   Interest.................................................          4,272,156              85,152           1,470,130
   Security lending fees....................................            434,832              -                    -
                                                                 --------------      --------------      --------------
       Total income.........................................         71,574,605             656,562           1,470,130
                                                                 --------------      --------------      --------------
Expenses:
   Management fees (Note 2).................................         20,902,268             374,603             164,498
   Custodian fees...........................................            566,123              22,141              11,145
   Transfer agent fees
     Class S................................................          2,731,988              46,652              18,739
     Class D................................................            153,456               6,238               2,934
   Audit fees...............................................             27,000               7,200               6,000
   Legal fees...............................................             46,089               3,363               3,358
   Reports to shareholders..................................            330,769               4,099               4,454
   Directors' fees and expenses.............................            205,220               2,973               5,642
   Registration and filing fees.............................             84,995              22,498              26,501
   Miscellaneous............................................             34,358               4,918               5,888
   Payments under distribution plan - Class S (Note 3)......          8,640,230             111,142             131,478
                                                                 --------------      --------------      --------------
       Total expenses.......................................         33,722,496             605,827             380,637
       Expenses paid indirectly (Note 6)....................             (2,031)                (37)                (15)
                                                                 --------------      --------------      --------------
       Net expenses.........................................         33,720,465             605,790             380,622
                                                                 --------------      --------------      --------------
       Net investment income................................         37,854,140              50,772           1,089,508
                                                                 --------------      --------------      --------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
     Investment transactions................................        (13,517,091)          7,114,632               -
     Foreign currency transactions..........................           (108,893)              8,505               -
   Net increase (decrease) in unrealized appreciation
     of investments during the period.......................         87,203,582          (5,809,885)              -
                                                                 --------------      --------------      --------------
   Net realized and unrealized gain on investments
     and foreign currency...................................         73,577,598           1,313,252               -
                                                                 --------------      --------------      --------------
     Net increase in net assets resulting from operations...     $  111,431,738      $    1,364,024      $    1,089,508
                                                                 ==============      ==============      ==============

   * Net of foreign taxes withheld as follows...............     $    2,431,310      $       47,625               -

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 (Unaudited)

========================================================================================================================
                                                                                                             SELECTED
                                                                     SELECTED              SELECTED            DAILY
                                                                     AMERICAN               SPECIAL         GOVERNMENT
                                                                      SHARES                SHARES             FUND
                                                                     --------              --------         ----------
OPERATIONS:
    Net investment income...................................     $    37,854,140        $       50,772    $    1,089,508
    Net realized gain (loss) from investments and foreign
      currency transactions.................................         (13,625,984)            7,123,137             -
    Net increase (decrease) in unrealized appreciation
      of investments........................................          87,203,582            (5,809,885)            -
                                                                 ---------------       ---------------    --------------
    Net increase in net assets resulting from operations....         111,431,738             1,364,024         1,089,508

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income
      Class S...............................................             -                     -              (1,040,254)
      Class D...............................................             -                     -                 (49,254)

CAPITAL SHARE TRANSACTIONS:
    Net increase (decrease) in net assets resulting from
    Capital share transactions (Note 5)
      Class S...............................................         474,542,628              (382,798)       (1,307,633)
      Class D...............................................         276,780,217             1,673,749           (98,962)
                                                                ----------------       ---------------    --------------

Total increase (decrease) in net assets.....................         862,754,583             2,654,975        (1,406,595)

NET ASSETS:
    Beginning of period.....................................       7,340,975,400           110,040,583       111,606,535
                                                                ----------------       ---------------    --------------
    End of period*..........................................    $  8,203,729,983       $   112,695,558    $  110,199,940
                                                                ================       ===============    ==============

      * Including undistributed net investment income of....    $     34,907,151       $        24,472             -


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004

========================================================================================================================
                                                                                                              SELECTED
                                                                     SELECTED              SELECTED             DAILY
                                                                     AMERICAN               SPECIAL          GOVERNMENT
                                                                      SHARES                SHARES              FUND
                                                                     --------              --------          ----------
OPERATIONS:
    Net investment income...................................     $    51,263,545        $      407,711     $      823,862
    Net realized gain (loss) from investments and foreign
      currency transactions.................................         (46,831,433)            4,728,894             -
    Net increase in unrealized appreciation
      of investments........................................         764,724,720             5,967,301             -
                                                                 ---------------        --------------     --------------
    Net increase in net assets resulting from operations....         769,156,832            11,103,906            823,862

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income
      Class S...............................................         (46,865,527)             (297,243)          (793,973)
      Class D...............................................          (5,914,843)             (100,305)           (29,889)
    Realized gains from investment transactions
      Class S...............................................             -                  (3,731,939)            -
      Class D...............................................             -                    (745,595)            -
    Return of capital
      Class S...............................................          (1,832,879)              -                   -
      Class D...............................................            (231,325)              -                   -

CAPITAL SHARE TRANSACTIONS:
    Net increase (decrease) in net assets resulting from
    Capital share transactions (Note 5)
      Class S...............................................          12,354,275           (10,581,291)        (6,209,091)
      Class D...............................................         636,424,037            18,739,902          4,963,100
                                                                 ---------------        --------------     --------------

Total increase (decrease) in net assets.....................       1,363,090,570            14,387,435         (1,245,991)

NET ASSETS:
    Beginning of year.......................................       5,977,884,830            95,653,148        112,852,526
                                                                --------------         ---------------     --------------
    End of year*............................................    $  7,340,975,400       $   110,040,583     $  111,606,535
                                                                ================       ===============     ==============

      * Including overdistributed net investment income of..    $     (2,946,989)      $       (26,300)             -

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Selected Funds (the Funds) consist of Selected American Shares, Inc., (Selected American Shares), Selected Special Shares, Inc., (Selected Special Shares), and the Selected Capital Preservation Trust (the Trust). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

     Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

     Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

     An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

     The Class S shares and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors/Trustees. Selected Daily Government Fund uses the amortized cost method of valuing investment securities, which represents fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2005, Selected American Shares, Inc. had post October 2004 losses of approximately $21,992,000 available to offset future capital gains, if any, which expire in 2013. At June 30, 2005, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                             SELECTED
                                             AMERICAN
                                              SHARES
                                              ------
                   EXPIRING
                   --------
                   12/31/2009            $    67,867,000
                   12/31/2010                296,227,000
                   12/31/2011                109,428,000
                   12/31/2012                 63,796,000
                                         ---------------
                   TOTAL                 $   537,318,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's/Trustee's account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), the Fund's investment adviser. The rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% of the average net assets on the next $500 million, 0.55% of the average net assets on the next $2 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion, 0.50% of the average net assets on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Selected Special Shares is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2005, approximated 0.54% and 0.69% of average net assets for Selected American Shares and Selected Special Shares, respectively. The rate for the Selected Daily Government Fund is 0.30% of average net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2005 was $76,861, $4,215, and $1,208 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 3 - DISTRIBUTION

     For services under the distribution agreement, the Funds' Class S shares pay a fee of 0.25% of average daily net assets. For the six months ended June 30, 2005, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $8,640,230, $111,142, and $131,478, respectively.

     There are no distribution service fees for the Funds' Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2005 were as follows:

                                                  SELECTED      SELECTED
                                                  AMERICAN       SPECIAL
                                                   SHARES        SHARES
                                                   ------        ------
   Cost of purchases..........................  $796,479,942  $ 35,359,223
   Proceeds of sales..........................  $  7,636,384  $ 39,786,590

NOTE 5 - CAPITAL STOCK

     At June 30, 2005, there were 300 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At June 30, 2005, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At June 30, 2005, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:


CLASS S

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2005
                                                                              (UNAUDITED)
                                                         ----------------------------------------------------
                                                                                                   SELECTED
                                                             SELECTED           SELECTED             DAILY
                                                             AMERICAN            SPECIAL          GOVERNMENT
                                                              SHARES             SHARES              FUND
                                                             --------           --------          ----------
Shares sold..........................................        25,995,526            378,044          1,276,110
Shares issued in reinvestment of distributions.......            -                   -                990,491
                                                         --------------     --------------     --------------
                                                             25,995,526            378,044          2,266,601
Shares redeemed/transferred out......................       (13,113,694)          (411,003)        (3,574,234)
                                                         --------------     --------------     --------------
      Net increase (decrease)........................        12,881,832            (32,959)        (1,307,633)
                                                         ==============     ==============     ==============

Proceeds from shares sold............................    $  956,757,814     $    4,685,550     $    1,276,110
Proceeds from shares issued in
    reinvestment of distributions....................            -                   -                990,491
                                                         --------------     --------------     --------------
                                                            956,757,814          4,685,550          2,266,601
Cost of shares redeemed/transferred out..............      (482,215,186)        (5,068,348)        (3,574,234)
                                                         --------------     --------------     --------------
      Net increase (decrease)........................    $  474,542,628     $     (382,798)    $   (1,307,633)
                                                         ==============     ==============     ==============

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS S - (CONTINUED)

                                                                                       YEAR ENDED
                                                                                    DECEMBER 31, 2004
                                                                 ----------------------------------------------------
                                                                                                           SELECTED
                                                                     SELECTED           SELECTED             DAILY
                                                                     AMERICAN            SPECIAL          GOVERNMENT
                                                                      SHARES             SHARES              FUND
                                                                     --------           --------          ----------
Shares sold..........................................                41,612,398          1,251,817          7,244,394
Shares issued in reinvestment of distributions.......                 1,266,365            320,624            748,379
                                                                 --------------     --------------     --------------
                                                                     42,878,763          1,572,441          7,992,773
Shares redeemed/transferred out......................               (42,465,137)        (2,466,385)       (14,201,864)
                                                                 --------------     --------------     --------------
      Net increase (decrease)........................                   413,626           (893,944)        (6,209,091)
                                                                 ==============     ==============     ==============

Proceeds from shares sold............................            $1,433,572,159     $   14,996,979     $    7,244,394
Proceeds from shares issued in
    reinvestment of distributions....................                45,994,205          3,879,551            748,379
                                                                 --------------     --------------     --------------
                                                                  1,479,566,364         18,876,530          7,992,773
Cost of shares redeemed/transferred out..............            (1,467,212,089)       (29,457,821)       (14,201,864)
                                                                 --------------     --------------     --------------
      Net increase (decrease)........................            $   12,354,275     $  (10,581,291)    $   (6,209,091)
                                                                 ==============     ==============     ==============


CLASS D                                                                            SIX MONTHS ENDED
                                                                                     JUNE 30, 2005
                                                                                      (UNAUDITED)
                                                                 ----------------------------------------------------
                                                                                                           SELECTED
                                                                     SELECTED           SELECTED             DAILY
                                                                     AMERICAN            SPECIAL          GOVERNMENT
                                                                      SHARES             SHARES              FUND
                                                                     --------           --------          ----------
Shares sold/transferred in...........................                 8,294,734            178,805          2,005,483
Shares issued in reinvestment of distributions.......                    -                  -                  46,619
                                                                 --------------     --------------     --------------
                                                                      8,294,734            178,805          2,052,102
Shares redeemed......................................                  (789,057)           (43,581)        (2,151,064)
                                                                 --------------     --------------     --------------
      Net increase (decrease)........................                 7,505,677            135,224            (98,962)
                                                                 ==============     ==============     ==============

Proceeds from shares sold/transferred in.............            $  305,918,740     $    2,214,644     $    2,005,483
Proceeds from shares issued in reinvestment of distributions             -                  -                  46,619
                                                                 --------------     --------------     --------------
                                                                    305,918,740          2,214,644          2,052,102
Cost of shares redeemed..............................               (29,138,523)          (540,895)        (2,151,064)
                                                                 --------------     --------------     --------------
      Net increase (decrease)........................            $  276,780,217     $    1,673,749     $      (98,962)
                                                                 ==============     ==============     ==============

                                                                                      MAY 3, 2004
                                                                                (INCEPTION OF OFFERING)
                                                                               THROUGH DECEMBER 31, 2004
                                                                 ----------------------------------------------------
                                                                                                           SELECTED
                                                                     SELECTED           SELECTED             DAILY
                                                                     AMERICAN            SPECIAL          GOVERNMENT
                                                                      SHARES             SHARES              FUND
                                                                     --------           --------          ----------
Shares sold/transferred in...........................                18,753,501          1,555,774          6,333,859
Shares issued in reinvestment of distributions.......                   155,056             64,217             26,236
                                                                 --------------     --------------     --------------
                                                                     18,908,557          1,619,991          6,360,095
Shares redeemed......................................                  (426,879)           (49,782)        (1,396,995)
                                                                 --------------     --------------     --------------
      Net increase...................................                18,481,678          1,570,209          4,963,100
                                                                 ==============     ==============     ==============

Proceeds from shares sold/transferred in.............            $  645,807,961     $   18,546,678     $    6,333,859
Proceeds from shares issued in reinvestment of distributions          5,626,979            775,744             26,236
                                                                 --------------     --------------     --------------
                                                                    651,434,940         19,322,422          6,360,095
Cost of shares redeemed..............................               (15,010,903)          (582,520)        (1,396,995)
                                                                 --------------     --------------     --------------
      Net increase...................................            $  636,424,037     $   18,739,902     $    4,963,100
                                                                 ==============     ==============     ==============

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the six months ended June 30, 2005, such reductions amounted to $2,031, $37, and $15 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

NOTE 7 - SECURITIES LOANED

     Selected American Shares (the "Fund") has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $85,536,411; cash of $90,391,963 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected American Shares, and Selected Special Shares amounted to $17,109,120 and $980,210 or 0.21% and 0.87% of the Funds' net assets, respectively, as of June 30, 2005.

                                                                                              Valuation per Unit
                                                    Acquisition                   Cost per      as of June 30,
Funds             Security                              Date        Principal        Unit           2005
-----             --------                          ------------    ---------    ----------  --------------------
Selected          Level 3 Communications, Inc.,
American          Conv. Sr. Notes, 10.00%,
Shares            05/01/11                              4/4/05     19,200,000    $ 100.00         $ 89.11

Selected          Level 3 Communications, Inc.,
Special           Conv. Sr. Notes, 10.00%,
Shares            05/01/11                              4/4/05      1,100,000    $ 100.00         $ 89.11

NOTE 9 - OPTION ACTIVITY

     Each Fund may purchase or sell options (including "put options") to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 9 - OPTION ACTIVITY - (CONTINUED)

     When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds' use of options.

     Options are valued daily based upon the Funds' valuation procedures (Note
1) and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

Written put option activity for the six months ended June 30, 2005 was as follows:

                                                       SELECTED SPECIAL SHARES
                                                       -----------------------
                                                       Number of     Amount of
                                                       Contracts     Premiums
                                                       ---------     ---------
Options outstanding as of December 31, 2004...........      48      $   97,233
    Options written...................................       -           -
    Options closed or expired.........................       -           -
    Options exercised.................................       -           -
                                                         -----      ----------
Options outstanding as of June 30, 2005...............      48      $   97,233
                                                         =====      ==========

NOTE 10 - BANK BORROWINGS

     Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2005.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 11 - LITIGATION MATTERS

     On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. including the Selected Funds. The plaintiffs claim that Davis Selected Advisers L.P. and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits have been consolidated into a single action. Davis Selected Advisers L.P. believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Funds do not expect this lawsuit to have a material adverse effect on the assets or results of the Funds.

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S                                      SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                            JUNE 30,2005      ----------------------------------------------------------
                                            (UNAUDITED)         2004        2003        2002        2001         2000
                                            -----------         ----        ----        ----        ----         ----
Net Asset Value, Beginning of Period....       $ 36.87         $ 33.17     $ 25.51    $  30.99     $ 35.33     $  35.80
                                               -------         -------     -------    --------     -------     --------

Income (Loss) From Investment Operations
 Net Investment Income..................           .17             .26         .22         .17         .14          .15
 Net Realized and Unrealized
    Gains (Losses)......................           .33            3.71        7.65       (5.45)      (4.10)        2.98
                                               -------         -------     -------    --------     -------     --------
    Total From Investment Operations....           .50            3.97        7.87       (5.28)      (3.96)        3.13

Dividends and  Distributions
 Dividends from Net Investment Income...          -               (.26)       (.20)       (.17)       (.14)        (.14)
 Distributions from Realized Gains......          -               -           -           -           (.24)       (3.46)
 Dividends in Excess of Net
    Investment Income...................          -               -           -           -           -(4)         -
  Return of Capital.....................          -               (.01)       (.01)       (.03)       -            -
                                               -------         -------     -------    --------     -------     --------
    Total Dividends and Distributions...          -               (.27)       (.21)       (.20)       (.38)       (3.60)
                                               -------         -------     -------    --------     -------     --------
Net Asset Value, End of Period..........       $ 37.37         $ 36.87     $ 33.17    $  25.51     $ 30.99     $  35.33
                                               =======         =======     =======    ========     =======     ========

Total Return(1).........................         1.36%          11.97%      30.90%    (17.06)%    (11.17)%        9.33%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted)...................        $7,231          $6,660      $5,978      $4,346      $5,565       $5,707
 Ratio of Expenses to Average Net Assets         .90%*            .92%      .94%(3)     .94%(3)     .94%(3)        .92%
 Ratio of Net Investment Income to
    Average Net Assets..................         .96%*            .76%        .80%        .61%        .45%         .52%
 Portfolio Turnover Rate(2).............         -(5)               3%          8%         19%         20%          22%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was .93% for 2003, 2002, and 2001.
(4)  Less than $0.005 per share.
(5)  Less than 1%.
*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D
                                                         SIX MONTHS          MAY 3, 2004
                                                            ENDED           (INCEPTION OF
                                                        JUNE 30, 2005      CLASS) THROUGH
                                                         (UNAUDITED)      DECEMBER 31, 2004
                                                         -----------      -----------------
Net Asset Value, Beginning of Period.................      $ 36.86              $ 34.12
                                                           -------              -------

Income From Investment Operations
 Net Investment Income...............................          .23(3)               .18
 Net Realized and Unrealized Gains...................          .32                 2.91
                                                           -------              -------
    Total From Investment Operations.................          .55                 3.09
                                                           -------              -------
Dividends and  Distributions
 Dividends from Net Investment Income................         -                    (.34)
  Return of Capital..................................         -                    (.01)
                                                           -------              -------
    Total Dividends and Distributions................         -                    (.35)
                                                           -------              -------

Net Asset Value, End of Period.......................      $ 37.41              $ 36.86
                                                           =======              =======

Total Return(1)......................................        1.49%                9.08%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted)................................         $972                 $681
 Ratio of Expenses to Average Net Assets.............        .61%*                .65%*
 Ratio of Net Investment Income to
    Average Net Assets...............................       1.25%*               1.10%*
 Portfolio Turnover Rate(2)..........................         -(4)                   3%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(3) Per share calculations were based on average shares outstanding for the period.
(4)  Less than 1%.
*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S

                                             SIX MONTHS
                                                ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005 ------------------------------------------------------------
                                             (UNAUDITED)        2004        2003        2002        2001         2000
                                             -----------        ----        ----        ----        ----         ----
Net Asset Value, Beginning of Period.....      $ 12.44         $ 11.70     $  8.61     $ 10.50      $ 13.68     $ 16.17
                                               -------         -------     -------     -------      -------     -------

Income (Loss) From Investment Operations
  Net Investment Income (Loss)...........         -(4)             .05        (.04)       (.04)        (.02)       -(4)
  Net Realized and Unrealized
    Gains (Losses).......................          .15            1.26        3.60       (1.81)       (1.95)       (.25)
                                               -------         -------     -------     -------      -------     -------
    Total From Investment Operations.....          .15            1.31        3.56       (1.85)       (1.97)       (.25)

Dividends and Distributions
 Dividends from Net Investment Income....         -               (.04)       -           -            -           -
 Distributions from Realized Gains.......         -               (.53)       (.47)       (.04)       (1.21)      (2.24)
                                               -------         -------     -------     -------      -------     -------
    Total Dividends and Distributions....         -               (.57)       (.47)       (.04)       (1.21)      (2.24)
                                               -------         -------     -------     -------      -------     -------

Net Asset Value, End of Period...........      $ 12.59         $ 12.44     $ 11.70     $  8.61      $ 10.50     $ 13.68
                                               =======         =======     =======     =======      =======     =======

Total Return(1)..........................        1.21%          11.34%      41.40%    (17.62)%     (14.41)%     (1.10)%

 Net Assets, End of Period (000 omitted).      $91,213         $90,536     $95,653     $59,762      $73,092     $95,222
 Ratio of Expenses to Average Net Assets.       1.16%*           1.17%       1.21%    1.17%(3)     1.15%(3)       1.15%
 Ratio of Net Investment Income (Loss) to
    Average Net Assets...................        .04%*            .37%      (.39)%      (.46)%       (.20)%      (.25)%
 Portfolio Turnover Rate(2)..............          33%             30%         46%         46%         117%         35%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(3) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for 2002 and 2001 would have been 1.21% and 1.18%, respectively.
(4)  Less than $0.005 per share.
*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D
                                                          SIX MONTHS          MAY 3, 2004
                                                             ENDED           (INCEPTION OF
                                                         JUNE 30, 2005      CLASS) THROUGH
                                                          (UNAUDITED)      DECEMBER 31, 2004
                                                          -----------      -----------------
Net Asset Value, Beginning of Period...............         $ 12.42             $ 11.97
                                                            -------             -------

Income From Investment Operations
  Net Investment Income............................             .02(3)              .05
  Net Realized and Unrealized Gains................             .16                1.00
                                                            -------             -------
    Total From Investment Operations...............             .18                1.05
                                                            -------             -------

Dividends and Distributions
 Dividends from Net Investment Income..............            -                   (.07)
 Distributions from Realized Gains.................            -                   (.53)
                                                            -------             -------
    Total Dividends and Distributions..............            -                   (.60)
                                                            -------             -------

Net Asset Value, End of Period.....................         $ 12.60             $ 12.42
                                                            =======             =======

Total Return(1)....................................           1.45%               8.91%

 Net Assets, End of Period (000 omitted)...........         $21,483             $19,505
 Ratio of Expenses to Average Net Assets...........           .87%*               .91%*
 Ratio of Net Investment Income to
    Average Net Assets.............................           .33%*               .86%*
 Portfolio Turnover Rate(2)........................             33%                 30%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(3) Per share calculations were based on average shares outstanding for the period.
*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S

                                             SIX MONTHS
                                                ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005  ------------------------------------------------------------
                                             (UNAUDITED)        2004        2003        2002        2001         2000
                                             -----------        ----        ----        ----        ----         ----
Net Asset Value, Beginning of Period....       $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000      $ 1.000
                                               -------         -------     -------     -------     -------      -------

Income From Investment Operations
 Net Investment Income..................          .010            .007        .005        .013        .037         .056

Dividends and Distributions
 Dividends from Net Investment Income...         (.010)          (.007)      (.005)      (.013)      (.037)       (.056)
                                               -------         -------     -------     -------     -------      -------

Net Asset Value, End of Period..........       $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000      $ 1.000
                                               =======         =======     =======     =======     =======      =======

Total Return(1).........................         0.99%           0.73%       0.54%       1.32%       3.73%        5.80%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)     $105,336        $106,643    $112,853    $116,187    $112,380     $130,126
  Ratio of Expenses to Average Net Assets        .70%*            .68%        .67%        .67%        .66%         .67%
  Ratio of Net Investment Income
    to Average Net Assets...............        1.98%*            .72%        .54%       1.30%       3.73%        5.68%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
*    Annualized



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D

                                                             SIX MONTHS           MAY 3, 2004
                                                                ENDED            (INCEPTION OF
                                                            JUNE 30, 2005       CLASS) THROUGH
                                                             (UNAUDITED)       DECEMBER 31, 2004
                                                             -----------       -----------------
Net Asset Value, Beginning of Period.................           $ 1.000             $ 1.000
                                                                -------             -------

Income From Investment Operations
 Net Investment Income...............................              .011                .007

Dividends and Distributions
 Dividends from Net Investment Income................             (.011)              (.007)
                                                                -------             -------

Net Asset Value, End of Period.......................           $ 1.000             $ 1.000
                                                                =======             =======

Total Return(1)......................................             1.09%               0.74%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)............            $4,864              $4,963
  Ratio of Expenses to Average Net Assets............             .55%*               .44%*
  Ratio of Net Investment Income
    to Average Net Assets............................            2.13%*              1.21%*

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FUND INFORMATION

================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Funds has adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds' website at www.selectedfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

================================================================================

PROCESS OF ANNUAL REVIEW

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Selected Advisers, L.P." and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Selected Advisers, L.P. in anticipation of the annual contract review. In the April 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE ADVISORY
AGREEMENTS

The Independent Directors determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for each of the Selected Funds described below.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognize that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Selected Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Selected Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Selected Funds should, and will, expect Davis Selected Advisers, L.P. to employ a disciplined, company specific, research driven investment philosophy. The Independent Directors concluded that the willingness of Davis Selected Advisers, L.P. and related persons to invest a substantial amount of their own money alongside and on the same terms as other shareholders in the Selected Funds demonstrates a good alignment of interest between Davis Selected Advisers, L.P. and Selected Fund shareholders.

The Independent Directors recognized Davis Selected Advisers, L.P.'s (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

SELECTED FUNDS
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

================================================================================

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE ADVISORY AGREEMENTS - (CONTINUED)

The Independent Directors also noted that Davis Selected Advisers, L.P. provides a number of services to the Selected Funds in addition to investment management. Non-investment management services provided by Davis Selected Advisers, L.P. to the Selected Funds include (a) extensive customer services to Fund shareholders;
(b) responsibility for complying with legal duties and regulatory obligations; and (c) responsibility for general administrative and business services. Davis Selected Advisers, L.P. is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers, L.P. to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of the various Selected Funds, and their two classes of shares, including an assessment of competitive fee schedules.

The Independent Directors reviewed the profitability of each Selected Fund to Davis Selected Advisers, L.P. The Independent Directors considered various potential benefits that Davis Selected Advisers, L.P. may receive in connection with the services it provides under the Advisory Agreements with each Selected Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers, L.P. does not use client commissions to pay for publications that are available to the general public or third-party research services.

SELECTED AMERICAN SHARES
------------------------

The Independent Directors noted that Selected American Shares out-performed its benchmark, the Standard & Poor's 500(R) Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over the longer-term investment horizons.

The Independent Directors considered the expense ratio for Selected American Shares and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.


SELECTED SPECIAL SHARES
-----------------------

The Independent Directors noted that Selected Special Shares out-performed its benchmark, the Dow Jones Wilshire 5000 Index, over longer-term investment horizons, but under-performed the Index over the one-year investment period. Selected Special Shares exceeded the average performance of its peer group, as determined by an independent service provider, over the longer-term investment horizons.

The Independent Directors considered the expense ratio for Selected Special Shares and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

SELECTED FUNDS
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

================================================================================

SELECTED DAILY GOVERNMENT FUND
------------------------------

The Independent Directors noted that Selected Daily Government Fund exceeded the average performance of its peer group, as determined by an independent service provider, over the shorter-term investment horizons. Selected Daily Government Fund approximately equaled the average performance of its peer group over the longer-term investment horizon.

The Independent Directors considered the expense ratio for Selected Daily Government Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

APPROVAL OF ADVISORY AGREEMENTS
-------------------------------

After their review of all factors, the Independent Directors determined that the advisory fee for each Selected Fund is reasonable in light of the nature, quality and extent of the services being provided to each Fund, the costs incurred by Davis Selected Advisers, L.P. in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for each Selected Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Selected Advisers, L.P. of such economies of scale as may exist in the management of each Fund at current asset levels.

The Independent Directors therefore recommended continuation of the advisory agreements.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

                                   TERM OF                                       NUMBER OF
                                   OFFICE AND                                    PORTFOLIOS IN
                                   LENGTH OF                                     FUND COMPLEX    OTHER
                   POSITION(S)     TIME         PRINCIPAL OCCUPATION(S)          OVERSEEN        DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND  SERVED       DURING PAST FIVE YEARS           BY DIRECTOR     HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WILLIAM P. BARR    Director        director     Executive Vice President and           3         None
(born 5/23/50)                     since 1994   General Counsel, Verizon
                                                (formerly GTE Corporation
                                                before it merged with Bell
                                                Atlantic) since July 1994;
                                                Attorney General of the United
                                                States from August 1991 to
                                                January 1993; Deputy Attorney
                                                General from May 1990 to
                                                August 1991; Assistant
                                                Attorney General from April
                                                1989 to May 1990; Partner with
                                                the law firm of Shaw, Pittman,
                                                Potts & Trowbridge from 1984
                                                to April 1989 and January 1993
                                                to August 1994.

FLOYD A. BROWN     Director        director     Retired staff announcer and            3         None
(born 11/5/30)                     since 1975   program host for WGN Radio and
                                                Television, Chicago, Illinois;
                                                sole proprietor of The Floyd
                                                Brown Co., Elgin, Illinois
                                                (advertising, media production
                                                and mass media marketing).

JEROME E. HASS     Director        director     Professor of Finance and               3         None
(born 6/1/40)                      since 1997   Business Strategy, Johnson
                                                Graduate School of Management,
                                                Cornell University;
                                                Consultant, National Economic
                                                Research Associates; former
                                                Chief of Division of Economic
                                                Research of the Federal Power
                                                Commission and Special
                                                Assistant to James R.
                                                Schlesinger at the Executive
                                                Office of the President of the
                                                United States.

KATHERINE L.       Director        director     Former Chief Financial                 3         None
MACWILLIAMS                        since 1997   Officer, Coors Brewers
(born 1/19/56)                                  Limited; former Vice
                                                President, International
                                                Finance, Coors Brewing
                                                Company; former Treasurer,
                                                Coors Brewing Company and
                                                Adolph Coors Company; former
                                                Vice President of Capital
                                                Markets for UBS Securities in
                                                New York; former member of the
                                                Board of International Swaps
                                                and Derivatives Association,
                                                Inc.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================

                                   TERM OF                                       NUMBER OF
                                   OFFICE AND                                    PORTFOLIOS IN
                                   LENGTH OF                                     FUND COMPLEX    OTHER
                   POSITION(S)     TIME         PRINCIPAL OCCUPATION(S)          OVERSEEN        DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND  SERVED       DURING PAST FIVE YEARS           BY DIRECTOR     HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

JAMES J. MCMONAGLE Director/       director     Chairman of the Selected Funds         3         None
(born 10/1/44)     Chairman        since 1990   Board of Directors; Of Counsel
                                                to Vorys, Sater, Seymour and
                                                Pease LLP (law firm); Formerly
                                                Senior Vice President and
                                                General Counsel of University
                                                Hospitals Health System, Inc.
                                                and University Hospitals of
                                                Cleveland from 1990 to 2002;
                                                Judge of the Court of Common
                                                Pleas, Cuyahoga County, Ohio,
                                                from 1976 to 1990.

RICHARD O'BRIEN    Director        director     Retired Corporate Economist            3         Director and past
(born 9/12/45)                     since 1996   for Hewlett-Packard Company;                     President, Silicon
                                                former Chairman of the                           Valley Roundtable;
                                                Economic Advisory Council of                     Director, Family
                                                the California Chamber of                        Services Agency of
                                                Commerce.                                        San Francisco.

MARSHA WILLIAMS    Director        director     Executive Vice President and           15        Director of the
(born 3/28/51)                     since 1996   Chief Financial Officer of                       Davis Funds
                                                Equity Office Properties Trust                   (consisting of 12
                                                (a real estate investment                        portfolios);
                                                trust); former Chief                             Director, Modine
                                                Administrative Officer of                        Manufacturing,
                                                Crate & Barrel (home                             Inc.(heat transfer
                                                furnishings retailer); former                    technology);
                                                Vice President and Treasurer,                    Director, Chicago
                                                Amoco Corporation (oil & gas                     Bridge & Iron
                                                company).                                        Company, N.V.
                                                                                                 (industrial
                                                                                                 construction and
                                                                                                 engineering)
INSIDE DIRECTORS*

ANDREW A. DAVIS    Director        director     President or Vice President of         15        Director of the Davis
(born 6/25/63)                     since 1998   each Selected Fund and Davis                     Funds (consisting of
                                                Fund; President, Davis                           12 portfolios).
                                                Selected Advisers, L.P., and
                                                also serves as an executive
                                                officer in certain companies
                                                affiliated with the Adviser.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                             DIRECTORS - (CONTINUED)

                                   TERM OF                                       NUMBER OF
                                   OFFICE AND                                    PORTFOLIOS IN
                                   LENGTH OF                                     FUND COMPLEX    OTHER
                   POSITION(S)     TIME         PRINCIPAL OCCUPATION(S)          OVERSEEN        DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND  SERVED       DURING PAST FIVE YEARS           BY DIRECTOR     HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

CHRISTOPHER C.     Director        director     Chief Executive Officer,               15        Director of the
DAVIS                              since 1998   President or Vice President of                   Davis Funds
(born 7/13/65)                                  each Selected Fund and Davis                     (consisting of 12
                                                Fund; Chairman and Chief                         portfolios).
                                                Executive Officer, Davis
                                                Selected Advisers, L.P., and
                                                also serves as an executive
                                                officer in certain companies
                                                affiliated with the Adviser,
                                                including sole member of the
                                                Adviser's general partner,
                                                Davis Investments, LLC;
                                                Employee of Shelby Cullom
                                                Davis & Co., a registered
                                                broker/dealer.

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                                    SELECTED
                                      FUNDS

                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

  DIRECTORS                     OFFICERS
  William P. Barr               James J. McMonagle
  Floyd A. Brown                   Chairman
  Andrew A. Davis               Christopher C. Davis
  Christopher C. Davis             President
  Jerome Hass                   Andrew A. Davis
  James J. McMonagle               Vice President
  Katherine L. MacWilliams      Kenneth C. Eich
  Richard O'Brien                  Executive Vice President &
  Marsha Williams                  Principal Executive Officer
                                Sharra L. Reed
                                   Vice President & Chief Compliance Officer
                                Douglas A. Haines
                                   Vice President & Principal Accounting Officer
                                Thomas D. Tays
                                   Vice President
                                   & Secretary
                                Arthur Don
                                   Assistant Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 243-1575

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803


================================================================================
FOR MORE INFORMATION ABOUT THE SELECTED FUNDS, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575 OR ON THE FUNDS' WEBSITE AT WWW.SELECTEDFUNDS.COM. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.SELECTEDFUNDS.COM.
================================================================================

INVESTMENT ADVISER

Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706


DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, AZ 85706


TRANSFER AGENT AND CUSTODIAN
State Street Bank & Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, MA 02266-8243


LEGAL COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, IL 60603-5803


AUDITORS
KPMG, LLP
707 Seventeenth Street, Suite 2700
Denver, CO 80202



800-243-1575
selectedfunds.com

Item 2.  Code of Ethics - Not Applicable

Item 3.  Audit Committee Financial Expert - Not Applicable

Item 4.  Principal Accountant Fees and Services - Not Applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Schedule of Investments - Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9. Purchase of Equity Securities by Closed-End Mangement Investment Company and Affiliated Purchases - Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 12. Exhibits

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  October 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  October 17, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  October 17, 2005